INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Loss for the period	$ (19,072)	$ (6,597)
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	740	764
Company's share in the loss of a company accounted by equity method, net	111	951
Finance expenses on loans	401	545
Change in the fair value of warrant liabilities	(102)	(164)
Stock-based compensation	229	77
Decrease (Increase) in trade accounts receivable	(439)	(1,571)
Decrease (Increase) in contract assets	1,336	(2,171)
(Increase) in inventory	(86)	40
Increase (Decrease) in other current assets	(4,396)	844
Increase in trade payables	(6,745)	1,588
Decrease in ESA prepayments	(3,865)	(1,477)
Decrease in deferred revenues		(563)
Increase in other accounts payable and accrued expenses	(957)	212
Increase in prepayments from customers	11,502
Increase (Decrease) in liability for royalties payable	141	290
Net cash used in operating activities	(21,202)	(7,232)
Cash flow from investing activities
Decrease in long-term bank deposit	51	217
Purchase of property, plant and equipment	(119)	(297)
Net cash provided by (used in) investing activities	(68)	(80)
Cash flows from financing activities
Receipt of long-term loans from a financial institution, net and issuance of shares to the lender	52,837	5,000
Repayment of loan from shareholder	(5,000)
Repayment of loans from banks	(13,818)	(1,020)
Repayment of royalty lability	(119)
Payments of lease liabilities	(795)	(808)
Issuance of shares	5,033	22
Net cash provided by financing activities	38,138	3,194
Increase (decrease) in cash and cash equivalents	16,868	(4,118)
Cash and cash equivalents balance at the beginning of the year	3,854	6,983
Effect of changes in foreign exchange rates on cash and cash equivalents	2,285	10
Cash and cash equivalents balance at the end of the year	23,007	2,875
Appendix A - Cash paid and received during the year for:
Interest paid	$ 1,096	$ 618